Preferred Stock (Preferred Stock Aggregate Liquidation Preference) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	¥ 390,001	¥ 390,001	¥ 390,001
Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Net change during the fiscal year
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	390,000	390,000	390,000
Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Net change during the fiscal year
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	¥ 1	¥ 1	¥ 1